Life Insurance Operations	12 Months Ended
Mar. 31, 2013
Life Insurance Operations

23. Life Insurance Operations

Life insurance premiums and related investment income in fiscal 2011, 2012 and 2013 consist of the following:

	Millions of yen
	2011	2012	2013
Life insurance premiums	¥107,860	¥116,836	¥130,187
Life insurance related investment income	10,343	11,375	8,539

	¥118,203	¥128,211	¥138,726

The benefits and expenses of life insurance operations included in life insurance costs in the consolidated statements of income are recognized so as to associate with earned premiums over the life of contracts. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs (principally commissions and certain other expenses relating to policy issuance and underwriting). These policy acquisition costs are amortized over the respective policy periods in proportion to premium revenue recognized. Amortization charged to income for fiscal 2011, 2012 and 2013 amounted to ¥7,541 million, ¥7,307 million and ¥7,196 million, respectively. The amounts for fiscal 2011 and 2012 are adjusted retrospectively due to the adoption of Accounting Standards Update 2010-26.